Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 195,288	₩ 47,274
Deposits due to customers	366,542,944	349,008,295
Borrowings	31,735,146	29,013,535
Debentures	43,920,641	46,535,657
Lease liabilities	384,553	354,171
Other financial liabilities	20,561,957	18,365,543
Total	463,340,529	443,324,475
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	39,524	35,161
Deposits due to customers	236,125,560	228,890,427
Borrowings	11,415,214	8,969,648
Debentures	5,510,096	6,348,064
Lease liabilities	74,228	68,279
Other financial liabilities	15,059,935	14,409,376
Total	268,224,557	258,720,955
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	89,287	0
Deposits due to customers	39,103,357	36,851,103
Borrowings	6,626,722	5,734,715
Debentures	5,328,382	6,841,379
Lease liabilities	42,106	36,724
Other financial liabilities	233,081	113,049
Total	51,422,935	49,576,970
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	22,776,074	24,091,740
Borrowings	4,345,143	3,210,812
Debentures	5,383,741	5,211,032
Lease liabilities	58,241	35,136
Other financial liabilities	21,356	19,370
Total	32,584,555	32,568,090
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	50,089,672	42,652,679
Borrowings	4,579,032	3,156,211
Debentures	6,035,590	5,214,942
Lease liabilities	33,679	29,646
Other financial liabilities	26,403	20,315
Total	60,764,376	51,073,793
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	10,256	0
Deposits due to customers	16,898,791	14,999,516
Borrowings	4,331,196	7,457,240
Debentures	18,439,577	19,621,659
Lease liabilities	151,127	151,379
Other financial liabilities	1,025,252	765,870
Total	40,856,199	42,995,664
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	56,221	12,113
Deposits due to customers	1,549,490	1,522,830
Borrowings	437,839	484,909
Debentures	3,223,255	3,298,581
Lease liabilities	25,172	33,007
Other financial liabilities	4,195,930	3,037,563
Total	₩ 9,487,907	₩ 8,389,003